Property and Equipment (Tables)	3 Months Ended
Jun. 30, 2024
Property Plant And Equipment Abstract
Disclosure of property and equipment [Table Text Block]
Property and Equipment, March 31, 2024	$2,763,525
plus: purchases	45,892
less: transferred to inventory	(290,938)
less: depreciation	(265,434)
plus: foreign exchange translation	(2,342)
Property and Equipment, June 30, 2024	$2,250,703
Property and Equipment, March 31, 2023	$2,604,791
plus: purchases	361,533
plus: transfers from inventory	874,278
less: depreciation	(1,073,152)
plus: foreign exchange translation	(3,925)
Property and Equipment, March 31, 2024	$2,763,525